Dividends - Summary of Declared Dividends (Details) - USD ($)															3 Months Ended				12 Months Ended
	Dec. 31, 2025	Dec. 01, 2025	Oct. 01, 2025	Sep. 02, 2025	Jul. 01, 2025	Jun. 02, 2025	Apr. 01, 2025	Feb. 28, 2025	Jan. 01, 2025	Nov. 29, 2024	Nov. 26, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends Payable [Line Items]
Dividends															$ 10,969,100	$ 10,969,100	$ 10,969,100	$ 12,544,100	$ 45,451,400
Payments of Ordinary Dividends, Common Stock																			$ 0	$ 195,000,000.0	$ 40,300,000
S2024Q1 Dividends
Dividends Payable [Line Items]
Dividends Payable, Date Declared								Feb. 28, 2025
Payable Date							Apr. 01, 2025
S2024Q2 Dividends
Dividends Payable [Line Items]
Dividends Payable, Date Declared						Jun. 02, 2025
Payable Date					Jul. 01, 2025
S2024Q3 Dividends
Dividends Payable [Line Items]
Dividends Payable, Date Declared				Sep. 02, 2025
Payable Date			Oct. 01, 2025
S2024Q4 Dividends
Dividends Payable [Line Items]
Dividends Payable, Date Declared		Dec. 01, 2025
Payable Date	Dec. 31, 2025
5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Preferred Stock, Dividend Rate, Percentage									5.95%	5.95%				5.95%					5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Dividends															3,516,000	3,516,000	3,516,000	3,516,000	$ 14,064,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount																			$ 1.41
Preferred Stock, Dividend Rate, Percentage													5.625%						5.625%
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Dividends															$ 3,515,600	3,515,600	3,515,600	3,515,600	$ 14,062,400
Depositary share dividend	$ 351,600														$ 351,600				$ 351,600
Depositary share interest of 1/1000th in each 5.625%												0.001%
Preferred Stock, Dividend Rate, Per-Dollar-Amount																			$ 1,406.24
Preferred Stock, Dividend Rate, Percentage												5.625%							5.625%
7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Dividends Payable [Line Items]
Dividends															$ 3,937,500	$ 3,937,500	$ 3,937,500	$ 5,512,500	$ 17,325,000
Depositary share dividend	$ 437,500														$ 437,500				$ 437,500
Depositary share interest of 1/1000th in each 5.625%											0.001%
Preferred Stock, Dividend Rate, Per-Dollar-Amount																			$ 1,925,000,000
Preferred Stock, Dividend Rate, Percentage											7.00%								7.00%	7.00%